SCHEDULE OF COST OF SALES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cost Of Sales
Inventories used	$ 115,934	$ 82,516	$ 55,995
Direct labor costs	110,894	107,590	103,601
Depreciation expense	79,676	42,488	55,480
Inventories written-off	54,523	18,917	61,191
Total cost of sales	$ 361,027	$ 251,511	$ 276,267